Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of inventories [text block] [Abstract]
Schedule of inventories
Thousands of $ For the years ended December 31	2021	2020
Raw materials and consumables	1,911	2,324
Total Inventories	1,911	2,324